Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,876,994	$ 1,888,934
Less: allowance for credit losses	(928,083)	(634,321)
Accounts receivable, net	$ 948,911	$ 1,254,613